Income Taxes - Additional Information (Detail) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disclosure of transactions between related parties [line items]
Tax expense	€ 17,218	€ 26,162
Italian corporate income tax expense (IRES)	16,326	23,993
Italian regional income tax expense (IRAP)	€ 892	€ 2,169
Average effective tax rate	35.50%	33.40%
Parent Company
Disclosure of transactions between related parties [line items]
Applicable IRAP rate	5.57%	5.57%
Other Italian Entities
Disclosure of transactions between related parties [line items]
Applicable IRAP rate	3.90%	3.90%